Schedule of Investments
August 31, 2021 (unaudited)
Footprints Discover Value Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 75.46%

Cigarettes - 3.74%
Altria Group, Inc.	2,250	113,017

Miscellaneous Electrical Machinery, Equipment and Supplies - 5.14%
Enovix Corp. (2)	10,000	155,300

Motors & Generators - 14.20%
American Superconductor Corp. (2)	28,800	429,120

Oil & Gas Services and Equipment - 3.53%
Western Energy Services Corp. (Canada) (2)	451,699	106,601

Oil, Gas Field Services, NBC - 2.99%
ION Geophysical Corp. (2)	70,000	90,300

Packaged Food - 17.24%
DavidsTea, Inc. (Canada) (2)	138,200	521,014

Radio & TV Broadcasting & Communications Equipment - 4.18%
Seachange International, Inc. (2)	118,000	126,260

Semiconductors & Related Devices - 3.03%
Applied Optoelectronics, Inc. (2)	12,500	91,625

Services-Detective, Guard & Armored Car Services - 4.50%
ADT, Inc.	15,900	136,104

Surety Insurance - 6.15%
MBIA, Inc. (2)	16,600	185,754

Telecom - 5.40%
Echostar Corp. Class A (2)	6,000	162,000
Lumen Technologies, Inc.	13,260	163,098

		325,098

Total Common Stock	(Cost $ 2,137,586)	2,280,193

Warrants- 0.92%

Miscellaneous Electrical Machinery, Equipment & Supplies - 0.92%
Enovix Corp. Warrant 07/13/26 @ $11.50 (Notional Value $57,500) (2)	5,000	27,650

Total Warrants	(Cost $ 0)	27,650

Money Market Registered Investment Companies (4) - 24.08%

First American Government Obligations Fund Class X - 0.03%	727,624	727,624

Total Money Market Registered Investment Companies	(Cost $ 727,624)	727,624

Total Investments - 100.46%	(Cost $ 2,865,807)	3,035,467

Liabilities in Excess of Other Assets - -.46%		(13,818)

Total Net Assets - 100.00%		3,021,649

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of August 31, 2021 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments (9)
Level 1 - Quoted Prices	$3,035,467	$0
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$3,035,467	$0

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) All or a portion of this security is on loan.
(4) Investment purchased with cash received as securities lending collateral. The yield shown represents the 7-day yield in effect at August 31, 2021.
(5) Investment in affiliate. The yield shown represents the 7-day yield in effect at August 31, 2021.
(6) Assets of affiliates to the Conservative Allocation Fund held for the benefit of the Fund's Trustees in connection with the Trustees Deferred Compensation Plan.
(7) Fair valued security deemed as Level 3 security.
(8) Exchange-traded fund.
(9) Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.